Acquisitions and disposals - Other transactions with non-controlling shareholders in subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2022	Mar. 31, 2023	Mar. 31, 2022
Acquisitions and disposals
Cash consideration received/(paid)	€ (667)	€ (692)	€ 189
Vantage Towers A.G
Acquisitions and disposals
Cash consideration received/(paid)	€ 667	(667)	217
Percentage of non-controlling interests acquired	4.20%
Other
Acquisitions and disposals
Cash consideration received/(paid)		€ (25)	€ (28)